Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization
The movement in intangible assets and the related accumulated amortization as of December 31, 2018, 2019 and 2020 is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2018
Cost	193,862	110,486	879,289	100,640	66,301	400,429	13,288	51,983	1,816,278
Accumulated amortization and impairment	(77,058)	(45,386)	(351,062)	(66,375)	(48,677)	(283,696)	—	(3,954)	(876,208)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

Net initial cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070
Additions	—	—	23,803	—	3,267	68,544	—	5,067	100,681
Capitalization of interest	—	—	3,361	—	—	—	—	—	3,361
Desconsolidation, net	(20,086)	—	(20,716)	—	(10,153)	—	—	(219)	(51,174)
Transfers from assets under construction	—	—	—	—	199	—	—	(199)	—
Derecognition - cost	—	—	(16)	—	(1,941)	(4,126)	—	—	(6,083)
Amortization	—	—	(50,776)	(7,996)	(5,834)	(41,930)	—	(5,536)	(112,072)
Translations adjustments	(3,430)	(4,301)	199	(303)	830	—	—	272	(6,733)

Net final cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

At December 31, 2018
Cost	170,346	106,185	885,915	100,337	22,565	464,847	13,288	55,131	1,818,614
Accumulated amortization and impairment	(77,058)	(45,386)	(401,833)	(74,371)	(18,573)	(325,626)	—	(7,717)	(950,564)

Net cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2019
Cost	170,346	106,185	885,915	100,337	22,565	464,847	13,288	55,131	1,818,614
Accumulated amortization and impairment	(77,058)	(45,386)	(401,833)	(74,371)	(18,573)	(325,626)	—	(7,717)	(950,564)

Net cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

Net initial cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050
Additions	—	—	26,645	—	5,016	102,022	—	5,212	138,895
Capitalization of interest expenses	—	—	2,725	—	—	—	—	802	3,527
Transfers from assets under construction	—	—	—	—	672	—	—	(672)	—
Derecognition - net	(930)	(8,358)	—	(11,665)	(2,015)	—	—	(2,996)	(25,964)
Amortization	—	—	(50,102)	(3,682)	(7,529)	(43,552)	—	(2,634)	(107,499)
Impairment loss	(33,089)	—	(3,213)	—	—	—	(2,468)	—	(38,770)
Impairment reversal	—	20,676	—	—	—	—	—	—	20,676
Translations adjustments	(1,902)	(2,422)	(16,187)	(10,118)	21,251	(3,717)	—	8,407	(4,688)

Net final cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

At December 31, 2019	—	—	—	—	—	—	—	—	—
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)

Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2020
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)

Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

Net initial cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
Additions	—	—	4,412	—	1,526	37,994	—	6,473	50,405
Capitalization of interest expenses	—	—	—	—	—	—	—	1,105	1,105
Transfers from assets under construction	—	—	—	—	(64)	(25)	—	—	(89)
Derecognition - net	—	—	—	—	(492)	—	—	—	(492)
Amortization	—	—	(52,408)	—	(6,037)	(36,942)	—	(3,234)	(98,621)
Translations adjustments	1,579	7,810	—	22	201	—	—	—	9,612
Reclassifications	—	(84)	(24,157)	—	74	—	—	10	(24,157)

Net final cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

At December 31, 2020
Cost	95,466	81,562	690,545	77,542	63,871	596,499	13,288	120,645	1,739,418
Accumulated amortization and impairment	(36,520)	(3,141)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(947,428)

Net cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

Summary of Goodwill Allocated to Cash-Generating Units (CGU)	As of December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2018	2019	2020
Engineering and construction	71,621	36,632	38,211
Electromechanical	20,737	20,735	20,735
IT equipment and services	930	—	0

	93,288	57,367	58,946

Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal
The main assumptions used by the Corporation to determine fair value less disposal costs and value in use are as follows:

	Engineering and construction	Electro- mechanical
	%	%
2018
Gross margin	12.67%	7.63%
Terminal growth rate	3.00%	2.00%
Discount rate	12.55%	11.44%
2019
Gross margin	12.43%	8.86%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	11.40%
2020
Gross margin	12.50%	9.36%
Terminal growth rate	3.00%	2.00%
Discount rate	11.06%	11.77%

The main assumptions used by the Corporation to determine fair value less cost of sales are as follows:

	Engineering and construction
	Morelco	Vial y Vives- DSD
	%	%
2018
Average revenue growth rate	12.25%	19.58%
Terminal growth rate	3.00%	3.00%
Discount rate	12.55%	14.00%
2019
Average revenue growth rate	5.70%	19.58%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	14.12%
2020
Average revenue growth rate	7.60%	5.00%
Terminal growth rate	3.00%	2.10%
Discount rate	11.06%	13.16%

Summary of Amortization of Intangibles
Amortization of intangibles is broken down in the consolidated income statement as follows:

	2018	2019	2020
Cost of sales and services (Note 26)	101,378	101,810	94,483
Administrative expenses (Note 26)	7,293	5,689	4,138
(+) Amortization discontinued operations	3,401	—	—

	112,072	107,499	98,621

Disclosure Of Detailed Information About Concessions
As of December 31, mainly include intangibles of Norvial S.A.:

	2019	2020
EPC Contract	62,319	54,506
Construction of the second tranch of the “Ancon- Huacho-Pativilca” highway	4,809	3,406
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	950	—
Road improvement	14,449	12,922
Implementation for road safety	8,152	9,034
Work capitalization of second roadway	314,614	280,326
Disbursements for land adquisition	4,233	4,510
Other intangible assets contracted for the delivery process	7,477	5,026

Total Norvial S.A.	417,003	369,730
Other concessions	26,947	2,067

	443,950	371,797